Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of prepayments and other current assets, net

Prepayments and other current assets, net consisted of the following:

	December 31,
	2023	2024

Advances to suppliers	$58,814	$65,753
Value-added tax (“VAT”) receivables	2,985	2,301
Receivables from third parties (1)	-	1,000
Prepaid financing expense (2)	1,442	835
Others	894	412
Prepaid expenses and other current assets	64,135	70,301
Allowance for credit losses	(172)	(130)
Prepaid expenses and other current assets, net	$63,963	$70,171

(1)	It represented advance to the employees for Company’s daily operation.

(2)	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 12).

Schedule of Allowance of Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2022, 2023 and 2024 were as following:

	For the years ended December 31,
	2022	2023	2024
Balance at the beginning of the year	$191	$177	$172
Foreign currency translation	(14)	(5)	(42)
Balance at the end of the year	$177	$172	$130